10. FAIR VALUE MEASUREMENT (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Fair Value Inputs Level2 [Member]
Assets
Cash	$ 0
Fair Value Measurements Recurring [Member]
Assets
Cash	23,867	120,433
Fair Value Measurements Recurring [Member] | Fair Value Inputs Level1 [Member]
Assets
Cash	23,867	120,433
Fair Value Measurements Recurring [Member] | Fair Value Inputs Level2 [Member]
Assets
Cash
Fair Value Measurements Recurring [Member] | Fair Value Inputs Level3 [Member]
Assets
Cash
Fair Value Inputs Level3 [Member]
Assets
Cash	$ 0